UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
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Address:   375 Park Avenue
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           New York, NY 10152
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Form 13F File Number:  028-13856
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey H. Aronson
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Title:     Authorized Person
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Phone:     (212) 672-5000
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Signature, Place, and Date of Signing:

      /s/ Jeffrey H. Aronson         New York, NY             11/15/10
     ------------------------   ---------------------     ----------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             6
                                               -------------

Form 13F Information Table Entry Total:        26
                                               -------------

Form 13F Information Table Value Total:        $519,480
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                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.       Form 13F File Number                   Name

   1             028-13860                 Centerbridge Credit Partners
                                           General Partner, L.L.C.
   2             028-13859                 Centerbridge Credit Partners
                                           Offshore General Partner, L.L.C.
   3             028-13862                 Centerbridge Credit Advisors, L.L.C.
   4             028-13861                 Centerbridge Partners Holdings, LLC
   5             028-13858                 Jeffrey H. Aronson
   6             028-13857                 Mark T. Gallogly


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


               COLUMN 1           COLUMN 2      COLUMN3   COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7  COLUMN 8
                                                                                                                     VOTING
                                  TITLE                    VALUE    SHRS OR    SH/ PUT/ INVESTMENT   OTHER          AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS     SOLE   SHARED NONE
--------------------------    --------------   ---------  -------- ----------  --- ---- ---------- ---------- --------- ------ ----
CIT GROUP INC                  COM NEW         125581801   83,801   2,052,928  SH        DEFINED   1,3,4,5,6  2,052,928
CIT GROUP INC                  COM NEW         125581801  147,286   3,608,194  SH        DEFINED   2,3,4,5,6  3,608,194
CIT GROUP INC                  COM NEW         125581801   80,714   1,977,307  SH        DEFINED   4,5,6      1,977,307
ISTAR FINL INC                 COM             45031U101    3,390   1,107,907  SH        DEFINED   1,3,4,5,6  1,107,907
ISTAR FINL INC                 COM             45031U101    6,034   1,971,750  SH        DEFINED   2,3,4,5,6  1,971,750
ISTAR FINL INC                 COM             45031U101    2,680     875,939  SH        DEFINED   4,5,6        875,939
ISTAR FINL INC                 FRNT 10/0       45031UBF7   11,335  14,865,000  PRN       DEFINED   1,3,4,5,6
ISTAR FINL INC                 FRNT 10/0       45031UBF7   19,339  25,363,000  PRN       DEFINED   2,3,4,5,6
ISTAR FINL INC                 FRNT 10/0       45031UBF7   16,411  21,522,000  PRN       DEFINED   4,5,6
PALM HARBOR HOMES              NOTE 3.250% 5/1 696639AB9   10,415  15,781,000  PRN       DEFINED   4,5,6
PENN NATL GAMING INC           COM             707569109    1,028      44,514  SH        DEFINED   4,5,6         44,514
QUAD / GRAPHICS INC            COM CL A        747301109    2,992      64,047  SH        DEFINED   4,5,6         64,047
QUAD / GRAPHICS INC            COM CL A        747301109   28,130     602,103  SH        DEFINED   1,3,4,5,6    602,103
QUAD / GRAPHICS INC            COM CL A        747301109   46,585     997,116  SH        DEFINED   2,3,4,5,6    997,116
QUAD / GRAPHICS INC            COM CL A        747301109    5,483     117,355  SH        DEFINED   4,5,6        117,355
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T   780097713    9,707     577,997  SH        DEFINED   1,3,4,5,6    577,997
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T   780097713   15,990     952,045  SH        DEFINED   2,3,4,5,6    952,045
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T   780097713   13,938     829,896  SH        DEFINED   4,5,6        829,896
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S   780097739      268      16,959  SH        DEFINED   1,3,4,5,6     16,959
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S   780097739      457      28,940  SH        DEFINED   2,3,4,5,6     28,940
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S   780097739      350      22,128  SH        DEFINED   4,5,6         22,128
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q  780097754    2,801     172,687  SH        DEFINED   1,3,4,5,6    172,687
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q  780097754    4,672     288,048  SH        DEFINED   2,3,4,5,6    288,048
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q  780097754    4,670     287,912  SH        DEFINED   4,5,6        287,912
SMURFIT-STONE CONTAINER CORP   COM             83272A104      371      20,176  SH        DEFINED   1,3,4,5,6     20,176
SMURFIT-STONE CONTAINER CORP   COM             83272A104      633      34,467  SH        DEFINED   2,3,4,5,6     34,467


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